Commitments and Contingencies- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 0.9	$ 0.9
Cash deposits	0.7	0.6
Surety bonds	$ 84.1